RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2024	Jan. 31, 2024	Jan. 10, 2024	Sep. 30, 2023	May 11, 2023	Aug. 19, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Proceeds from related party											$ 4,197	$ 45,556
Repayment of loans payable related party												25,931
Balance loans payable							$ 27,788		$ 27,788
Imputed interest												13,420
Accrued payroll							58,648		58,648		533,643
Selling, General and Administrative Expense							1,386,146	$ 1,827,926	5,711,978	$ 3,325,737	5,080,417	177,742
Share based compensation									1,976,962	$ 673,624	1,226,420	141,731
Restricted stock units						9,500
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Payment for Administrative Fees			$ 200,000	$ 150,000							150,000
Selling, General and Administrative Expense											70,000
Share based compensation									51,587		123,914
Restricted stock units		15,000			15,000
Consulting fee					$ 350,000
Consulting Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Share based compensation									51,587		$ 109,679
Restricted stock units											15,000
CEO COO Chief Brand Officer And Employees Contractors [Member]
Related Party Transaction [Line Items]
Accrued payroll											$ 367,230	764,050
Chief Financial Officer [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Base salary	$ 165,000
Chief Financial Officer [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Base salary	$ 200,000
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock units	5,000
Restricted stock vesting period	1 year
Maximiliano Ojeda [Member]
Related Party Transaction [Line Items]
Proceeds from related party											0	39,642
Repayment of loans payable related party											52,404	21,976
Balance loans payable											0	123,850
Accounts payable											423	0
Virginia Hilfiger [Member]
Related Party Transaction [Line Items]
Proceeds from related party												5,914
Repayment of loans payable related party											47,602	3,000
Balance loans payable											0	123,850
Julian Groves [Member]
Related Party Transaction [Line Items]
Repayment of loans payable related party											23,844
Balance loans payable											0	123,850
Chief Brand Officer [Member]
Related Party Transaction [Line Items]
Accounts payable											0
Director [Member]
Related Party Transaction [Line Items]
Accounts payable												11,600
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accounts payable											0	10,933
Board Of Directors [Member]
Related Party Transaction [Line Items]
Accounts payable											32,547	0
Employees [Member]
Related Party Transaction [Line Items]
Accounts payable											17,911
Consultants [Member]
Related Party Transaction [Line Items]
Accounts payable												0
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable							$ 2,769		$ 2,769		$ 5,678